Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2021	December 31, 2020
Accounts receivable	$597,209	$282,177
Less: allowance for doubtful accounts	(277,480)	(202,480)
Accounts receivable, net	$319,729	$79,697

	December 31, 2020	December 31, 2019
Accounts receivable	$282,177	$151,989
Less: allowance for doubtful accounts	(202,480)	-
Accounts receivable, net	$79,697	$151,989